Annual Total Returns - Fidelity® Diversified International Fund [BarChart] - 10.31 Broadly Diversified International Equity Funds Retail Combo PRO-09 - Fidelity® Diversified International Fund - Fidelity Diversified International Fund-Retail Class
Dec. 30, 2021
Bar Chart Table:
Annual Return 2011	(13.78%)
Annual Return 2012	19.41%
Annual Return 2013	25.19%
Annual Return 2014	(3.20%)
Annual Return 2015	3.12%
Annual Return 2016	(3.73%)
Annual Return 2017	26.65%
Annual Return 2018	(15.24%)
Annual Return 2019	29.70%
Annual Return 2020	18.91%